Prepayments and Other Receivables - Schedule of Movements of Loss Allowances Measured at 12-month and Lifetime Expected Credit Losses for Financial Assets Included in Other Receivables (Detail) - Accumulated depreciation, amortisation and impairment [member] - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	¥ 263	¥ 246
Accrual	17	22
Disposal of a subsidiary		(5)
Write-off	(11)
Ending balance	269	263
12-month expected credit losses [member] | Stage One [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	33	16
Transferred - to stage 2	(2)	(1)
Accrual	5	18
Ending balance	36	33
Lifetime expected credit losses [member] | Stage three [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	122	122
Write-off	(11)
Ending balance	111	122
Lifetime expected credit losses [member] | Expected credit losses collectively assessed [member] | Stage Two [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	108	108
Transferred - to stage 2	2	1
Accrual	12	4
Disposal of a subsidiary		(5)
Ending balance	¥ 122	¥ 108